Basic and Diluted Loss Per Share (Details) - Schedule of Diluted Loss Per Share Attributable to Ordinary Shareholders - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Total	2,491,573	4,520,647	2,491,573	4,520,647
Warrants [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Total	413,263	374,315	413,263	374,315
Ordinary Share options [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Total	2,078,310	4,146,332	2,078,310	4,146,332